UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22839

Eagle Growth and Income Opportunities Fund

(Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor

New York, NY 10005

(Address of principal executive offices) (Zip code)

Stephanie Trell

100 Wall St., 11th Floor

New York, NY 10005

(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (212) 701-4500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited)	March 31, 2018

Investments	Shares	Value
COMMON STOCKS – 72.2% (50.5% of Total Investments)
Agriculture – 6.3%
Altria Group, Inc.	67,871	$4,229,721
Philip Morris International, Inc.	40,752	4,050,749
Total Agriculture		8,280,470
Automobiles – 2.4%
Ford Motor Co.	284,978	3,157,556
Banks – 6.8%
Bank of Montreal (Canada)	48,719	3,681,695
Canadian Imperial Bank of Commerce (Canada)	38,595	3,407,166
Umpqua Holdings Corp.	89,243	1,910,693
Total Banks		8,999,554
Chemicals – 1.8%
LyondellBasell Industries NV, Class A (Netherlands)	22,717	2,400,733
Communications Equipment – 3.7%
Cisco Systems, Inc.	114,094	4,893,492
Electric Utilities – 5.3%
PPL Corp.	114,621	3,242,628
Southern Co. (The)	83,537	3,730,763
Total Electric Utilities		6,973,391
Hotels, Restaurants & Leisure – 2.4%
Cedar Fair LP	49,833	3,183,332
Household Durables – 2.3%
Tupperware Brands Corp.	62,109	3,004,833
Industrial Conglomerates – 1.8%
General Electric Co.	180,484	2,432,924
Multi-Utilities – 5.3%
CenterPoint Energy, Inc.	130,871	3,585,866
National Grid PLC, ADR (United Kingdom)	61,017	3,443,189
Total Multi-Utilities		7,029,055
Oil, Gas & Consumable Fuels – 4.5%
Occidental Petroleum Corp.	39,910	2,592,553
TOTAL SA, ADR (France)	57,314	3,306,445
Total Oil, Gas & Consumable Fuels		5,898,998
Pharmaceuticals – 4.7%
Merck & Co., Inc.	45,668	2,487,536
Pfizer, Inc.	103,169	3,661,468
Total Pharmaceuticals		6,149,004
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2018

Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (REITs) – 10.7%
Crown Castle International Corp.	27,655	$3,031,264
Digital Realty Trust, Inc.	25,723	2,710,690
EPR Properties	60,433	3,347,988
Highwoods Properties, Inc.	52,894	2,317,815
Host Hotels & Resorts, Inc.	146,703	2,734,544
Total Real Estate Investment Trusts (REITs)		14,142,301
Technology Hardware, Storage & Peripherals – 4.2%
Seagate Technology PLC (Ireland)	95,135	5,567,300
Telecommunications – 8.6%
AT&T, Inc.	115,747	4,126,381
CenturyLink, Inc.	222,694	3,658,862
Verizon Communications, Inc.	74,509	3,563,020
Total Telecommunications		11,348,263
Transportation Infrastructure – 1.4%
Macquarie Infrastructure Corp.	49,800	1,839,114
Total Common Stocks
(Cost $98,935,216)		95,300,320
PREFERRED STOCKS – 27.5% (19.3% of Total Investments)
Banks – 15.6%
Bank of America Corp., Series W, 6.63%	20,000	524,200
Bank of America Corp., Series Y, 6.50%	40,000	1,056,000
BB&T Corp., Series E, 5.63%	40,000	1,005,200
BOK Financial Corp., 5.38%	30,000	756,000
Citigroup, Inc., Series J, 7.13%	20,000	571,200
Citigroup, Inc., Series K, 6.88%	40,000	1,121,200
Fifth Third Bancorp, Series I, 6.63%	40,000	1,166,000
First Horizon National Corp., Series A, 6.20%	40,000	1,005,600
Huntington Bancshares, Inc., Series D, 6.25%	20,000	545,000
JPMorgan Chase & Co., Series Y, 6.13%	40,000	1,046,800
JPMorgan Chase & Co., Series AA, 6.10%	40,000	1,055,600
PNC Financial Services Group, Inc. (The), Series P, 6.13%	20,000	561,400
Regions Financial Corp., Series A, 6.38%	20,000	509,600
Regions Financial Corp., Series B, 6.38%	40,000	1,112,400
US Bancorp, Series F, 6.50%	50,000	1,396,500
Wells Fargo & Co., 6.63%	80,000	2,234,400
Wells Fargo & Co., Series L, 7.50%	3,000	3,870,000
Wells Fargo & Co., Series Q, 5.85%	40,000	1,051,600
Total Banks		20,588,700
Capital Markets – 5.6%
Apollo Global Management LLC, Series A, 6.38%	60,000	1,503,000
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2018

Investments	Shares	Value
PREFERRED STOCKS (continued)
Capital Markets (continued)
Bank of New York Mellon Corp. (The), 5.20%	40,000	$1,008,000
Charles Schwab Corp. (The), Series C, 6.00%	20,000	520,800
Goldman Sachs Group, Inc. (The), Series K, 6.38%	40,000	1,141,200
Morgan Stanley, Series I, 6.38%	60,000	1,627,200
Northern Trust Corp., Series C, 5.85%	20,000	535,000
State Street Corp., Series E, 6.00%	40,000	1,052,000
Total Capital Markets		7,387,200
Consumer Finance – 1.2%
Capital One Financial Corp., Series D, 6.70%	60,000	1,585,800
Electric Utilities – 0.8%
DTE Energy Co., Series B, 5.38%	20,000	494,024
Southern Co. (The), 6.25%	20,000	533,200
Total Electric Utilities		1,027,224
Insurance – 2.6%
Allstate Corp. (The), Series E, 6.63%	60,000	1,557,600
Hartford Financial Services Group, Inc. (The), 7.88%	20,000	587,000
WR Berkley Corp., 5.75%	50,000	1,257,500
Total Insurance		3,402,100
Real Estate Investment Trusts (REITs) – 1.7%
EPR Properties, Series G, 5.75%	40,000	902,400
Public Storage, Series D, 4.95%	40,000	950,000
Public Storage, Series E, 4.90%	20,000	470,100
Total Real Estate Investment Trusts (REITs)		2,322,500
Total Preferred Stocks
(Cost $35,645,647)		36,313,524
MASTER LIMITED PARTNERSHIPS – 7.3% (5.1% of Total Investments)
Oil, Gas & Consumable Fuels – 7.3%
Energy Transfer Partners LP	194,260	3,150,897
Enterprise Products Partners LP	123,107	3,013,659
Plains All American Pipeline LP	155,830	3,432,935
Total Master Limited Partnerships
(Cost $11,727,315)		9,597,491
EXCHANGE - TRADED FUNDS – 12.2% (8.5% of Total Investments)
Debt Funds – 12.2%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	94,230	8,069,857
SPDR Bloomberg Barclays High Yield Bond ETF(a)	223,420	8,009,607
Total Exchange - Traded Funds
(Cost $16,942,092)		16,079,464
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
CORPORATE BONDS – 19.0% (13.3% of Total Investments)
Advertising – 0.3%
WPP Finance 2010 (United Kingdom), 5.63%, 11/15/43	$300,000	$324,925
Aerospace & Defense – 0.2%
Harris Corp., 4.85%, 04/27/35	300,000	321,709
Agriculture – 0.6%
Altria Group, Inc., 9.95%, 11/10/38	100,000	166,786
Altria Group, Inc., 10.20%, 02/06/39	100,000	171,649
Reynolds American, Inc., 8.13%, 05/01/40	150,000	216,267
RJ Reynolds Tobacco Co., 8.13%, 05/01/40	125,000	166,820
Total Agriculture		721,522
Auto Parts & Equipment – 0.2%
Johnson Controls International PLC (Ireland), 4.63%, 07/02/44	300,000	313,401
Automobiles – 0.3%
Ford Motor Co., 4.75%, 01/15/43	300,000	272,451
General Motors Financial Co., Inc., 4.00%, 01/15/25	150,000	148,326
Total Automobiles		420,777
Banks – 0.1%
HSBC Holdings PLC (United Kingdom), 6.80%, 06/01/38	125,000	160,723
Beverages – 0.2%
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/48	302,000	303,888
Biotechnology – 0.5%
Amgen, Inc., 5.15%, 11/15/41	150,000	169,072
Celgene Corp., 5.00%, 08/15/45	300,000	314,157
Gilead Sciences, Inc., 5.65%, 12/01/41	150,000	179,669
Total Biotechnology		662,898
Chemicals – 0.4%
Dow Chemical Co. (The), 5.25%, 11/15/41	150,000	166,702
LYB International Finance BV (Netherlands), 4.88%, 03/15/44	300,000	313,153
Total Chemicals		479,855
Commercial Services – 0.7%
ERAC USA Finance LLC, 5.63%, 03/15/42(b)	300,000	343,427
S&P Global, Inc., 6.55%, 11/15/37	150,000	195,013
Verisk Analytics, Inc., 5.50%, 06/15/45	300,000	334,319
Total Commercial Services		872,759
Diversified Financial Services – 0.1%
Quicken Loans, Inc., 5.75%, 05/01/25(b)	150,000	150,750
Electric Utilities – 0.9%
Dominion Energy, Inc., 7.00%, 06/15/38	150,000	198,496
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
CORPORATE BONDS (continued)
Electric Utilities (continued)
Exelon Generation Co. LLC, 5.75%, 10/01/41	$300,000	$312,342
Iberdrola International BV (Netherlands), 6.75%, 07/15/36	150,000	190,700
Progress Energy, Inc., 6.00%, 12/01/39	150,000	184,691
Southern Power Co., 5.15%, 09/15/41	250,000	266,930
Total Electric Utilities		1,153,159
Electronics – 0.2%
Corning, Inc., 4.75%, 03/15/42	150,000	155,698
Keysight Technologies, Inc., 4.55%, 10/30/24	150,000	156,281
Total Electronics		311,979
Environmental Control – 0.1%
Browning-Ferris Industries, Inc., 7.40%, 09/15/35	131,000	172,587
Food Products – 1.0%
Conagra Brands, Inc., 7.13%, 10/01/26	300,000	359,410
Ingredion, Inc., 6.63%, 04/15/37	100,000	126,788
Kellogg Co., Series B, 7.45%, 04/01/31	150,000	195,865
Kraft Heinz Foods Co., 5.20%, 07/15/45	300,000	302,657
Kroger Co. (The), 6.90%, 04/15/38	150,000	188,470
Tyson Foods, Inc., 5.15%, 08/15/44	150,000	165,389
Total Food Products		1,338,579
Healthcare - Products – 0.1%
Becton Dickinson and Co., 4.69%, 12/15/44	150,000	149,092
Healthcare - Services – 1.5%
AHS Hospital Corp., 5.02%, 07/01/45	300,000	348,591
Dignity Health, 5.27%, 11/01/64	300,000	311,728
Humana, Inc., 8.15%, 06/15/38	100,000	141,821
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	300,000	303,114
Northwell Healthcare, Inc., 6.15%, 11/01/43	150,000	188,228
Ochsner Clinic Foundation, 5.90%, 05/15/45	300,000	376,357
Quest Diagnostics, Inc., 4.70%, 03/30/45	300,000	307,996
Total Healthcare - Services		1,977,835
Home Furnishings – 0.1%
Whirlpool Corp., 5.15%, 03/01/43	150,000	164,479
Hotels, Restaurants & Leisure – 0.2%
Marriott International, Inc., 4.50%, 10/01/34	300,000	307,382
Insurance – 1.2%
American International Group, Inc., 6.82%, 11/15/37	150,000	187,827
Aon Corp., 6.25%, 09/30/40	150,000	189,927
Assurant, Inc., 6.75%, 02/15/34	150,000	182,437
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40	$150,000	$187,974
Hartford Financial Services Group, Inc. (The), 6.63%, 04/15/42	150,000	196,844
Loews Corp., 6.00%, 02/01/35	125,000	153,180
MetLife, Inc., 4.13%, 08/13/42	150,000	145,484
Protective Life Corp., 8.45%, 10/15/39	125,000	185,258
Prudential Financial, Inc., 6.63%, 12/01/37	125,000	166,137
Total Insurance		1,595,068
Internet – 0.5%
Amazon.com, Inc., 4.80%, 12/05/34	150,000	166,412
eBay, Inc., 4.00%, 07/15/42	500,000	449,859
Total Internet		616,271
Media – 1.4%
21st Century Fox America, Inc., 5.40%, 10/01/43	150,000	176,851
CBS Corp., 4.90%, 08/15/44	300,000	300,474
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/35	300,000	335,535
Discovery Communications LLC, 4.88%, 04/01/43	300,000	285,730
Time Warner Cable LLC, 7.30%, 07/01/38	150,000	179,715
Time Warner Cable LLC, 5.88%, 11/15/40	100,000	104,195
Viacom, Inc., 3.88%, 04/01/24	186,000	184,913
Viacom, Inc., 5.85%, 09/01/43	300,000	324,688
Total Media		1,892,101
Mining – 0.3%
Arconic, Inc., 6.75%, 01/15/28	150,000	168,000
Barrick North America Finance LLC, 7.50%, 09/15/38	150,000	202,111
Total Mining		370,111
Miscellaneous Manufacturing – 0.5%
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 06/15/43	300,000	364,521
Trinity Industries, Inc., 4.55%, 10/01/24	300,000	301,125
Total Miscellaneous Manufacturing		665,646
Office & Business Equipment – 0.3%
Xerox Corp., 6.75%, 12/15/39	300,000	325,382
Oil & Gas Services – 0.2%
Cameron International Corp., 5.13%, 12/15/43	300,000	316,272
Oil, Gas & Consumable Fuels – 1.8%
Apache Corp., 6.00%, 01/15/37	300,000	341,079
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/39	150,000	173,438
Continental Resources, Inc., 3.80%, 06/01/24	150,000	145,125
Devon Energy Corp., 5.60%, 07/15/41	300,000	339,453
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	$150,000	$191,012
Enterprise Products Operating LLC, 5.10%, 02/15/45	300,000	326,521
Kinder Morgan, Inc., 4.30%, 06/01/25	150,000	151,278
Phillips 66, 4.88%, 11/15/44	300,000	318,050
Plains All American Pipeline LP / PAA Finance Corp., 4.30%, 01/31/43	300,000	253,530
Southwestern Energy Co., 6.70%, 01/23/25	150,000	145,969
Total Oil, Gas & Consumable Fuels		2,385,455
Pharmaceuticals – 0.9%
Allergan Funding SCS (Luxembourg), 4.85%, 06/15/44	150,000	149,156
Baxalta, Inc., 5.25%, 06/23/45	300,000	328,991
Cardinal Health, Inc., 4.90%, 09/15/45	150,000	154,809
Express Scripts Holding Co., 6.13%, 11/15/41	300,000	353,839
Zoetis, Inc., 4.70%, 02/01/43	150,000	161,442
Total Pharmaceuticals		1,148,237
Real Estate – 0.2%
CBRE Services, Inc., 4.88%, 03/01/26	300,000	315,765
Real Estate Investment Trusts (REITs) – 0.3%
American Tower Corp., 4.00%, 06/01/25	150,000	149,666
Welltower, Inc., 6.50%, 03/15/41	150,000	189,077
Total Real Estate Investment Trusts (REITs)		338,743
Retail – 1.4%
Darden Restaurants, Inc., 6.80%, 10/15/37	300,000	385,822
Macy's Retail Holdings, Inc., 6.70%, 09/15/28	150,000	160,885
Nordstrom, Inc., 6.95%, 03/15/28	110,000	126,507
QVC, Inc., 4.45%, 02/15/25	300,000	296,812
Tapestry, Inc., 4.25%, 04/01/25	300,000	298,288
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	300,000	296,948
Yum! Brands, Inc., 5.35%, 11/01/43	300,000	273,188
Total Retail		1,838,450
Semiconductors – 0.6%
Applied Materials, Inc., 5.85%, 06/15/41	150,000	188,334
KLA-Tencor Corp., 5.65%, 11/01/34	300,000	338,756
QUALCOMM, Inc., 4.80%, 05/20/45	300,000	313,142
Total Semiconductors		840,232
Technology Hardware, Storage & Peripherals – 0.4%
Hewlett-Packard Co., 6.00%, 09/15/41	300,000	320,182
Seagate HDD Cayman (Cayman Islands), 4.88%, 06/01/27	150,000	143,018
Total Technology Hardware, Storage & Peripherals		463,200
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
CORPORATE BONDS (continued)
Telecommunications – 0.6%
America Movil SAB de CV (Mexico), 6.38%, 03/01/35	$125,000	$152,280
AT&T, Inc., 6.38%, 03/01/41	145,000	167,460
AT&T, Inc., 4.35%, 06/15/45	300,000	273,675
Rogers Communications, Inc. (Canada), 7.50%, 08/15/38	125,000	174,181
Total Telecommunications		767,596
Toys, Games & Hobbies – 0.3%
Hasbro, Inc., 5.10%, 05/15/44	300,000	297,472
Mattel, Inc., 5.45%, 11/01/41	150,000	123,240
Total Toys, Games & Hobbies		420,712
Transportation – 0.4%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	150,000	185,400
Kansas City Southern, 4.30%, 05/15/43	150,000	145,755
Kansas City Southern Railway Co. (The), 4.30%, 05/15/43	150,000	137,928
Total Transportation		469,083
Total Corporate Bonds
(Cost $23,731,762)		25,076,623
MORTGAGE BACKED SECURITIES (MBS) – 3.6% (2.5% of Total Investments)
Commercial MBS – 3.6%
Citigroup Commercial Mortgage Trust, Class D, Series 2013-GC11, 04/12/46, 4.45%(b)(c)(d)	275,000	252,719
COMM 2012-CCRE4 Mortgage Trust, Class D, Series 2012-CR4, 10/17/45, 4.57%(b)(c)(d)	420,000	220,250
GS Mortgage Securities Trust, Class C, Series 2014-GC22, 06/12/47, 4.65%(c)(d)	240,000	242,256
GS Mortgage Securities Trust, Class D, Series 2013-GC13, 07/12/46, 4.09%(b)(c)(d)	300,000	272,546
JP MBB Commercial Mortgage Securities Trust, Class D, Series 2013-C12, 07/17/45, 4.09%(c)(d)	250,000	219,552
JP Morgan Chase Commercial Mortgage Securities Corp., Class E, Series 2012-LC9, 12/17/47, 4.37%(b)(c)(d)	400,000	370,937
JP Morgan Chase Commercial Mortgage Securities Trust, Class C, Series 2014-C20, 07/17/47, 4.57%(c)(d)	250,000	249,768
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2010-C2, 11/18/43, 5.66%(b)(c)(d)	140,000	141,491
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2011-C5, 08/17/46, 5.41%(b)(c)(d)	400,000	392,239
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-CBX, 06/16/45, 5.21%(b)(c)(d)	400,000	392,558
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-C8, 10/17/45, 4.65%(b)(c)(d)	100,000	92,564
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2018

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (MBS) (continued)
Commercial MBS (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C7, 02/16/46, 4.25%(b)(c)(d)	$250,000	$225,674
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C11, 08/17/46, 4.37%(b)(c)(d)	250,000	193,168
Wells Fargo Commercial Mortgage Trust, Class D, Series 2012-LC5, 10/17/45, 4.77%(b)(c)(d)	105,000	100,104
WFRBS Commercial Mortgage Trust, Class C, Series 2014-LC14, 03/15/47, 4.34%(c)(d)	375,000	362,674
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C11, 03/17/45, 4.27%(b)(c)(d)	200,000	186,468
WFRBS Commercial Mortgage Trust, Class D, Series 2012-C10, 12/17/45, 4.45%(b)(c)(d)	140,000	115,711
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C14, 06/15/46, 4.00%(b)(c)(d)	400,000	348,866
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C17, 12/17/46, 5.12%(b)(c)(d)	300,000	283,364
Total Mortgage Backed Securities (MBS)
(Cost $5,127,349)		4,662,909
MUNICIPAL BONDS – 1.1% (0.8% of Total Investments)
City of Fresno CA Water System Revenue, 6.75%, 06/03/40	200,000	261,604
City of Pompano Beach FL, 5.58%, 01/01/40	285,000	300,581
Health Care Authority For Baptist Health (The), 5.50%, 11/16/43	300,000	339,717
Hillsborough County Aviation Authority, 5.25%, 10/01/41	145,000	156,574
Miami-Dade County Educational Facilities Authority, 5.07%, 04/01/50	200,000	225,786
Port Authority of New York & New Jersey, 4.82%, 06/01/45	150,000	161,257
Total Municipal Bonds
(Cost $1,335,835)		1,445,519
Total Investments – 142.9%
(Cost $193,445,216)		188,475,850
Line of Credit Payable – (44)%		(58,000,000)
Other Assets in Excess of Liabilities – 1.1%		1,463,267
Net Assets – 100.0%		$131,939,117

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2018

‡	Securities are U.S. securities, unless otherwise noted below.
(a)	Security represents an ETF which invests primarily in debt securities and is considered a debt security for purposes of the Fund’s allocation between equity and debt securities.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $4,082,836 which represents approximately 3.1% of net assets as of March 31, 2018. Unless otherwise noted, 144A securities are deemed to be liquid.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets Type
Common Stocks*	$95,300,320	$–	$–	$95,300,320
Preferred Stocks
Banks	13,281,500	7,307,200	–	20,588,700
Capital Markets	5,884,200	1,503,000	–	7,387,200
Consumer Finance	–	1,585,800	–	1,585,800
Electric Utilities	1,027,224	–	–	1,027,224
Insurance	2,144,600	1,257,500	–	3,402,100
Real Estate Investment Trusts (REITs)	1,420,100	902,400	–	2,322,500
Corporate Bonds*	–	25,076,623	–	25,076,623
Exchange - Traded Funds*	16,079,464	–	–	16,079,464
Master Limited Partnerships*	9,597,491	–	–	9,597,491
Mortgage Backed Securities*	–	4,662,909	–	4,662,909
Municipal Bonds*	–	1,445,519	–	1,445,519
Total Investments	$144,734,899	$43,740,951	$–	$188,475,850

*	Please refer to the Schedule of Investments for breakdown of valuations by industry

It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period. Preferred Stocks valued at $4,260,000 were transferred from Level 1 to Level 2 and $1,637,600 were transferred from Level 2 to Level 1 during the period ended March 31, 2018, due to changes in trading volume of the securities. The Fund held no level 3 securities during the period ended March 31, 2018.

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (concluded)	March 31, 2018

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Advertising	0.3%
Aerospace & Defense	0.2
Agriculture	6.9
Auto Parts & Equipment	0.2
Automobiles	2.7
Banks	22.5
Beverages	0.2
Biotechnology	0.5
Capital Markets	5.6
Chemicals	2.2
Commercial MBS	3.6
Commercial Services	0.7
Communications Equipment	3.7
Consumer Finance	1.2
Debt Fund	12.2
Diversified Financial Services	0.1
Electric Utilities	7.0
Electronics	0.2
Environmental Control	0.1
Food Products	1.0
Healthcare - Products	0.1
Healthcare - Services	1.5
Home Furnishings	0.1
Hotels, Restaurants & Leisure	2.6
Household Durables	2.3
Industrial Conglomerates	1.8
Insurance	3.8
Internet	0.5
Media	1.4
Mining	0.3
Miscellaneous Manufacturing	0.5
Multi-Utilities	5.3
Municipal Bonds	1.1
Office & Business Equipment	0.3
Oil & Gas Services	0.2
Oil, Gas & Consumable Fuels	13.6
Pharmaceuticals	5.6
Real Estate	0.2
Real Estate Investment Trusts (REITs)	12.7
Retail	1.4
Semiconductors	0.6
Technology Hardware, Storage & Peripherals	4.6
Telecommunications	9.2
Toys, Games & Hobbies	0.3
Transportation	0.4
Transportation Infrastructure	1.4
Total Investments	142.9
Line of Credit Payable	(44.0)
Other Assets in Excess of Liabilities	1.1
Net Assets	100.0%
See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited)	March 31, 2018

1. ORGANIZATION AND OPERATIONS

Eagle Growth and Income Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is a statutory trust established under the laws of Delaware by a certificate of Trust dated April 22, 2013. The Fund commenced operations on June 19, 2015.

The Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in dividend or other income paying equity securities and debt securities, excluding securities that distribute a return of capital, original issue discount bonds and payment-in-kind debt instruments.

Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser. FWCA has engaged Eagle Asset Management, Inc. (“Eagle”), a wholly-owned subsidiary of Raymond James Financial, Inc., as a sub-adviser for the Fund, responsible for the management of the Fund’s portfolio of equity and debt securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Exchange traded securities are valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), those securities are valued at the official closing price.

Fixed income securities are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale, the mean of the last bid and asked prices.

Money market funds are valued based on the Fund’s proportionate interest in its net assets.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2018

3. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund is authorized to invest in certain derivative instruments, including options. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. For the period ended March 31, 2018, the Fund had no purchased or written options activity.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eagle Growth and Income Opportunities Fund

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	May 21, 2018

By (Signature and Title)*	/s/ Tracy Dotolo
Tracy Dotolo, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 21, 2018

* Print the name and title of each signing officer under his or her signature.